Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Retained Earnings [Member]	Total
Balance, beginning of year at Dec. 31, 2020				$ 4,181,160
Shareholders' capital
Vesting of equity based awards	$ 49,922	$ (49,922)
Equity based compensation	8,365	33,201
Share-settled dividends on vested equity based awards	2,326		$ 2,326
Repurchase of shares	0		0	0
Balance, end of year at Dec. 31, 2021				4,241,773
Balance, beginning of year at Dec. 31, 2020				66,250
Contributed surplus
Equity based compensation	8,365	33,201
Vesting of equity based awards	49,922	(49,922)
Balance, end of year at Dec. 31, 2021				49,529
Balance, beginning of year at Dec. 31, 2020				77,986
Accumulated other comprehensive income.
Currency translation adjustments				(55,632)
Hedge accounting reserve				6,113
Fair value adjustment on investment in securities, net of tax				0
Balance, end of year at Dec. 31, 2021				28,467
Balance, beginning of year at Dec. 31, 2020				(3,399,994)
Deficit
Net earnings			1,148,696	1,148,696
Dividends declared			0
Share-settled dividends on vested equity based awards	(2,326)		(2,326)
Repurchase of shares	0		0	0
Balance, end of year at Dec. 31, 2021				(2,253,624)
Deficit
Total shareholders' equity				2,066,145
Vesting of equity based awards	44,811	(44,811)
Equity based compensation	13,699	30,691
Share-settled dividends on vested equity based awards	4,377		4,377
Repurchase of shares	(60,866)		(10,942)	71,659
Balance, end of year at Dec. 31, 2022				4,243,794
Contributed surplus
Equity based compensation	13,699	30,691
Vesting of equity based awards	44,811	$ (44,811)
Balance, end of year at Dec. 31, 2022				35,409
Accumulated other comprehensive income.
Currency translation adjustments				60,543
Hedge accounting reserve				5,599
Loss on derivatives designated as cash flow hedges, net of tax				4,300
Loss on derivatives designated as net investment hedges, net of tax				1,300
Fair value adjustment on investment in securities, net of tax				28,896
Balance, end of year at Dec. 31, 2022				123,505
Deficit
Net earnings			1,313,062	1,313,062
Dividends declared			(45,769)
Share-settled dividends on vested equity based awards	(4,377)		(4,377)
Repurchase of shares	$ (60,866)		$ (10,942)	71,659
Balance, end of year at Dec. 31, 2022				(1,001,650)
Deficit
Total shareholders' equity				$ 3,401,058